Taxation (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The components of the loss before income taxes are as follows:

	For the years ended March 31,
	2026	2025	2024
PRC	6,478,687	1,492,557	5,114,375
Non PRC	$2,020,366	1,433,432	$97,930
Total loss before income tax expenses - Continuing operations	$8,499,053	$2,925,989	$5,212,305

Total loss/(income) before income tax expenses - Discontinued	—	4,602,415	(462,886)

Schedule of current and deferred portions of income tax (expense)/credit

The current and deferred portions of income tax (expense)/credit included in the consolidated statements of loss were as follows:

	For the years ended March 31,
	2026	2025	2024
Current
- PRC	—	(53,048)	—
- Non PRC	—	—	—
Total current tax expense	$—	$(53,048)	$—

Deferred
- PRC	—	—	27,273
- Non PRC	—	—	—
Total deferred tax credit	$—	$—	$27,273
Income tax (expense)/credit	$—	$(53,048)	$27,273

Schedule of income tax paid by jurisdiction	Income tax paid by jurisdiction is as follows:
	For the years ended March 31,
Income tax paid	2026	2025	2024

- PRC	6,442	23,723	—
- Non PRC	—	—	—
Total income tax paid	$6,442	$23,723	$—

Schedule of reconciliation between statutory income tax and effective tax

	For the year ended March 31, 2026
	Amount	Percent
	USD
Income before income taxes	(8,499,053)
PRC statutory income tax rate	25%
Income tax benefit computed at the PRC statutory tax rate of 25%	(2,124,763)	25.0%
Domestic tax effects
Effect of preferential tax rates	1,317,390	(15.5%)
Effect of non-tax deductible expenses and loss	72	(0.0%)
Change in valuation allowance	329,275	(3.9%)
Foreign tax effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	475,202	(5.6%)
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	562	(0.0%)
Effect of non-tax deductible expenses and loss	1,091	(0.0%)
Singapore
Statutory tax rate difference between PRC and other jurisdictions	270	(0.0%)
Effect of non-tax deductible expenses and loss	574	(0.0%)
United States
Statutory tax rate difference between PRC and other jurisdictions	52	(0.0%)
Effect of non-tax deductible expenses and loss	274	(0.0%)
Income tax expense	—	—
Effective tax rate	—	—

Deferred tax assets	1,161,878	—
Valuation allowance	(1,161,878)	—
Deferred tax assets, net of valuation allowance	—	—
Deferred tax liability	—	—
Deferred tax assets, net	—	—

	For the years ended March 31,
	2025	2024
Income before income taxes	$(2,925,989)	$(5,212,305)
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$(731,497)	$(1,303,076)
Effect of tax-exempt entity	294,740	23,825
Effect of previous year over-paid tax expenses	—	—
Effect of non-tax deductible expenses and loss	166	25
Effect of deductible prior year loss	—	—
Effect of tax loss not recognized	37,488	187,292
Effect of previous year over-accrued tax expenses	—	—
Effect of investment (income)/loss not recognized	(2,768)	271
Effect of impairment not recognized	454,919	1,064,390
Income tax expense/(credit)	$53,048	$(27,273)

Deferred tax assets	1,580,716	1,195,951
Valuation allowance	(1,580,716)	(1,195,951)
Deferred tax assets, net of valuation allowance	—	—
Deferred tax liability	—	—
Deferred tax assets, net	—	—

Schedule of net operating tax loss carryforwards
Amount

2027	$122,184
2028	542,996
2029	232,511
2030	120,509
2031	827,137
Total	$1,845,337

Schedule of taxes payable	Taxes payable consisted of the following:
	As of March 31,
	2026	2025
Income tax payable	$218,071	$216,539
VAT payable	1,227	2,591
Other tax payables	—	2,263
Total	$219,298	$221,393